Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001468174
Registrant Name	Hyatt Hotels Corp
Registration File Number	333-298633
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES